Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Mar. 05, 2014
Document Effective Date	Apr. 11, 2014
Prospectus Date	Apr. 11, 2014
Balter Long/Short Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	BEQIX
Balter Long/Short Equity Fund | Investor Class
Risk/Return:
Trading Symbol	BEQRX